Employee Benefit Liabilities and Assets	12 Months Ended
Dec. 31, 2017
Employee Benefit Liabilities and Assets [Abstract]
EMPLOYEE BENEFIT LIABILITIES AND ASSETS
NOTE 23:-	EMPLOYEE BENEFIT LIABILITIES AND ASSETS

The Group provides post-employment benefit plans. The plans are generally financed by contributions to insurance companies, pension funds and provident funds and are classified both as defined contribution plans and as defined benefit plans, as follows:

a.	Under labor laws and severance pay laws in Israel and Brazil, the Group is required to pay benefits to employees upon dismissal or retirement in certain circumstances. The calculation of the Company’s employee benefit liability is made based on valid employment contracts and based on the employees’ salary which establishes the entitlement to receive post-employment benefits.

Section 14 of the Severance Pay Law in Israel (1963) applies to the compensation payments, pursuant to which current contributions paid by the Group in pension funds and/or in form of insurance policies release the Group from any additional liability to employees for whom such contributions were made (defined contribution plan).

b.	The liabilities of the Group in other countries in which its operates are normally financed by contributions to pension funds, social security, medical insurance and others and by payments which the employee bears (such as for disability insurance) as required by domestic law and therefore essentially defined as contribution plans. Additional payments for sick leave, severance termination benefits and others are at Group companies’ discretion, unless otherwise provided for in a specific employment contract.

c.	Provision for severance benefits recognized in the financial statements on the date the decision was made concerning the dismissal, in countries where the Group has a legal or constructive obligation for their payment.

d.	The amounts accrued in pension funds, officers’ insurance policies, other insurance policies and in provident funds are on behalf of the employees and the related liabilities are not reflected in the statement of financial position as the funds are not controlled and managed by the Company or its subsidiaries.

All of the Group’s post-employment benefit plans do not have a material effect on the financial statements.